Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2012	Jun. 13, 2012	Mar. 31, 2012
Balance Sheets [Abstract]
Common stock, shares authorized	500,000,000		500,000,000
Common stock, par value (in dollar)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	5,627,002		5,000,000
Common stock, shares outstanding	5,627,002		5,000,000